Reinsurance (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Premiums Written and Earned
Direct Premiums Written	$ 336,936	$ 308,418	$ 1,170,733	$ 995,842	$ 830,582
Direct Premiums Unearned	(336,936)	(308,418)	(1,170,733)	(995,842)	(830,582)
Direct Premiums Earned
Contract revenue direct	(920)	313	(836)	1,865	2,106
Contract revenue ceded to affiliate	920	(313)	836	(1,865)	(2,106)
Contract charges, net
Policyholder Benefits and Claims Incurred, Net
Policyholder Benefits and Claims Incurred, Direct	113,528	67,365	348,428	158,793	94,123
Policyholder Benefits and Claims Incurred, Ceded to affiliates	(113,528)	(67,365)	(348,428)	(158,793)	(94,123)
Policyholder Benefits and Claims Incurred, Net
Interest credited to policyholder account balances, Direct	2,285	(1,420)	(2,136)	3,630	2,536
Interest credited to policyholder account balances, Ceded to affiliate	(2,285)	1,420	2,136	(3,630)	(2,536)
Interest credited to policyholder account balances, net